29. Fair value of financial assets and liabilities	6 Months Ended
Jun. 30, 2020
Fair Value Of Financial Assets And Liabilities
Fair value of financial assets and liabilities
29.	Fair value of financial assets and liabilities
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	531	-	-	531
Foreign currency derivatives	-	-	-	-
Balance at June 30, 2020	531	-	-	531
Balance at December 31, 2019	882	58	−	940

Liabilities
Foreign currency derivatives	-	(581)	-	(581)
Commodity derivatives	(211)	(38)	-	(249)
Interest rate derivatives	−	(1)	-	(1)
Balance at June 30, 2020	(211)	(620)	-	(831)
Balance at December 31, 2019	(28)	(110)	−	(138)

The estimated fair value for the Company’s long-term debt, computed based on the prevailing market rates, is set out in note 26.

Certain receivables are classified as fair value through profit or loss, according to note 10.

The fair values of cash and cash equivalents, short-term debt and other financial assets and liabilities are equivalent or do not differ significantly from their carrying amounts.